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J.P. MORGAN FUNDS

Supplement dated February 5, 2001 to the J.P. Morgan Diversified Fund Statement of Additional Information dated November 1, 2000

The first sentence of the first paragraph under the heading "Investment Process for the Portfolio's International Equity Component" on page 3 is hereby replaced with the following:

     Stock selection and country allocation: JPMIM's more than 30 international equity analysts, each an industry specialist, forecast normalized earnings and dividend payouts for roughly 1,200 non-U.S. companies -- taking a long-term perspective rather than the short time frame common to consensus estimates.